Shareholder Report, Line Graph (Details) 192609_The Frontier Economic Fund_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Feb. 28, 2026	Jun. 25, 2025	Feb. 28, 2026
The Frontier Economic Fund
Account Value [Line Items]
Line Graph and Table Measure Name			The Frontier Economic Fund NAV
Accumulated Value	$ 13,472	$ 10,000
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500 TR
Accumulated Value	11,425	10,000
The Alaska Last Frontier Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			The Alaska Last Frontier Total Return Index
Accumulated Value	$ 13,521	$ 10,000